Employee Benefit Plans (Stock Option Activities) (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Number of Shares Underlying Outstanding Options [Roll Forward]
Number of Shares Underlying Outstanding Options, Beginning Balance	9,566,792	9,380,406	5,903,063
Number of Shares Underlying Outstanding Options, Granted	3,274,557	2,214,969	4,559,765
Number of Shares Underlying Outstanding Options, Exercised	(629,244)	(1,558,600)	(712,585)
Number of Shares Underlying Outstanding Options, Forfeited/Expired	(365,059)	(469,983)	(369,837)
Number of Shares Underlying Outstanding Options, Ending Balance	11,847,046	9,566,792	9,380,406	5,903,063
Number of Shares Underlying Outstanding Options, Vested and Expected to Vest	11,237,592
Number of Shares Underlying Outstanding Options, Exercisable	6,103,203
Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Beginning Balance	$ 4.46	$ 2.94	$ 1.67
Weighted Average Exercise Price, Granted	$ 10.84	$ 8.46	$ 4.33
Weighted Average Exercise Price, Exercised	$ 3.58	$ 0.76	$ 1.11
Weighted Average Exercise Price, Forfeited/Expired	$ 7.89	$ 5.32	$ 3.22
Weighted Average Exercise Price, Ending Balance	$ 6.16	$ 4.46	$ 2.94	$ 1.67
Weighted-Average Exercise Price, Vested and Expected to Vest	$ 5.97
Weighted-Average Exercise Price, Exercisable	$ 3.58
Weighted Average Remaining Contractual Term [Abstract]
Weighted Average Remaining Contractual Term	7 years 3 months 18 days	7 years 7 months 17 days	7 years 6 months	6 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest	7 years 2 months 16 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 11 months 9 days
Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 176,037,000	$ 50,224,000	$ 32,237,000	$ 2,689,000
Aggregate Intrinsic Value, Vested and Expected to Vest	169,128,000
Aggregate Intrinsic Value, Exercisable	106,454,000
Pre-tax intrinsic value of options exercised	5,900,000	12,600,000	2,700,000
Grant date fair value	6,700,000	4,700,000	1,600,000
2003 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Shares remaining subject to repurchase	52,365	56,585
Remaining authorized repurchase amount	$ 300,000	$ 200,000